LOANS PAYABLE - SBA - EIDL LOAN (Tables)	12 Months Ended
Dec. 31, 2022
Loans Payable - Sba - Eidl Loan
Schedule of future minimum principal repayments of the SBA,EIDL loans payable

For the Twelve Months Ending December 31,
2023	$15,523
2024	14,826
2025	15,391
2026	15,979
2027	16,588
Thereafter	721,693
Total	$800,000